American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Preferred ETF (QPFF)
May 31, 2024

Quality Preferred ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
PREFERRED STOCKS — 79.9%
Automobiles — 1.8%
Ford Motor Co., 6.00%(1)	23,942	558,567
Ford Motor Co., 6.20%	15,547	369,397
Ford Motor Co., 6.50%	16,401	413,305
		1,341,269
Banks — 19.2%
Bank of America Corp., 5.875%	909,000	893,572
Bank of America Corp., 5.875%	14,654	364,885
Bank of America Corp., 6.00%	27,713	695,319
Bank of America Corp., 6.09%	12,218	273,194
Bank of America Corp., 6.125%	583,000	582,997
Bank of America Corp., 6.25%	16,501	364,672
Citizens Financial Group, Inc., 5.00%(1)	12,543	237,313
Fifth Third Bancorp, 4.50%	186,000	179,822
Fifth Third Bancorp, 6.00%	15,094	353,049
Huntington Bancshares, Inc., 6.875%	10,767	272,620
JPMorgan Chase & Co., 3.65%	180,000	169,401
JPMorgan Chase & Co., 4.20%	21,484	409,270
JPMorgan Chase & Co., 4.55%(1)	20,313	415,198
JPMorgan Chase & Co., 4.625%(1)	20,191	417,752
JPMorgan Chase & Co., 4.75%	19,346	410,716
JPMorgan Chase & Co., 5.75%	63,200	1,567,360
JPMorgan Chase & Co., 6.875%	164,000	169,639
M&T Bank Corp., 3.50%	218,000	179,922
M&T Bank Corp., 5.125%(1)	179,000	168,704
PNC Financial Services Group, Inc., 5.00%	367,000	355,727
PNC Financial Services Group, Inc., 6.00%	174,000	169,765
PNC Financial Services Group, Inc., 6.20%	469,000	461,984
PNC Financial Services Group, Inc., 6.25%	368,000	352,114
Regions Financial Corp., 5.70%	24,086	552,774
Regions Financial Corp., 6.375%	23,618	603,204
Truist Financial Corp., 5.125%	197,000	182,769
Truist Financial Corp., 6.12%	11,492	255,122
U.S. Bancorp, 6.19%	47,194	1,013,727
Wells Fargo & Co., 3.90%	191,000	180,634
Wells Fargo & Co., 4.70%	8,498	172,849
Wells Fargo & Co., 4.75%(1)	28,215	576,150
Wells Fargo & Co., 5.625%	24,258	572,246
Wells Fargo & Co., 5.90%	501,000	501,294
		14,075,764
Capital Markets — 14.0%
Affiliated Managers Group, Inc., 4.20%(1)	15,248	253,422
Affiliated Managers Group, Inc., 5.875%	50,393	1,124,772
Brookfield Oaktree Holdings LLC, 6.55%	18,579	392,388
Brookfield Oaktree Holdings LLC, 6.625%	20,421	439,052
Charles Schwab Corp., 4.00%	183,000	170,453
Charles Schwab Corp., 4.45%(1)	19,608	399,023
Charles Schwab Corp., 5.00%	395,000	357,967
Charles Schwab Corp., 5.00%	191,000	182,382
Charles Schwab Corp., 5.95%(1)	35,874	901,155

Goldman Sachs Group, Inc., 6.34%	31,044	729,534
Goldman Sachs Group, Inc., 6.35%	17,989	434,254
Morgan Stanley, 4.25%	22,877	433,519
Morgan Stanley, 5.85%	27,605	675,770
Morgan Stanley, 6.29%	52,524	1,211,729
Morgan Stanley, 6.375%	13,760	347,440
Morgan Stanley, 6.50%	13,370	343,342
State Street Corp., 5.35%(1)	23,681	581,369
State Street Corp., 8.13%	181,000	182,306
Stifel Financial Corp., 5.20%	12,562	271,339
Stifel Financial Corp., 6.25%	11,645	291,591
TPG Operating Group II LP, 6.95%	18,894	499,935
		10,222,742
Chemicals — 0.3%
EIDP, Inc., 4.50%	3,395	242,844
Consumer Finance — 5.1%
American Express Co., 3.55%	669,000	611,498
Capital One Financial Corp., 3.95%	188,000	169,428
Capital One Financial Corp., 4.375%(1)	24,964	435,372
Capital One Financial Corp., 4.80%	60,511	1,145,473
Capital One Financial Corp., 5.00%(1)	52,311	1,045,174
Discover Financial Services, 5.50%	197,000	168,169
Discover Financial Services, 6.125%	182,000	181,392
		3,756,506
Diversified Telecommunication Services — 3.9%
AT&T, Inc., 4.75%	41,947	845,232
AT&T, Inc., 5.00%(1)	32,796	695,275
AT&T, Inc., 5.35%	55,433	1,283,829
		2,824,336
Electric Utilities — 5.7%
BIP Bermuda Holdings I Ltd., 5.125%	15,926	288,898
Brookfield Infrastructure Finance ULC, 5.00%(1)	16,586	289,426
Duke Energy Corp., 5.625%	35,138	865,449
NextEra Energy Capital Holdings, Inc., 5.65%	13,509	330,700
SCE Trust IV, 5.375%	15,584	376,665
Southern Co., 4.20%(1)	100,942	2,007,736
		4,158,874
Financial Services — 2.5%
Equitable Holdings, Inc., 4.30%	22,222	414,885
Equitable Holdings, Inc., 5.25%(1)	43,416	966,006
Jackson Financial, Inc., 8.00%	16,639	444,261
		1,825,152
Food Products — 1.0%
CHS, Inc., 6.75%	13,930	359,394
CHS, Inc., 7.10%(1)	13,781	364,232
		723,626
Insurance — 13.5%
American Financial Group, Inc., 5.125%	12,397	255,006
American Financial Group, Inc., 5.625%	10,902	245,513
Arch Capital Group Ltd., 4.55%	23,770	464,466
Arch Capital Group Ltd., 5.45%	16,739	375,288
Aspen Insurance Holdings Ltd., 5.625%	16,397	323,185
Assurant, Inc., 5.25%	13,627	286,576
Athene Holding Ltd., 4.875%	31,405	602,662
Athene Holding Ltd., 5.625%	29,602	643,843

Athene Holding Ltd., 6.35%	12,116	293,571
Athene Holding Ltd., 6.375%(1)	12,787	319,675
Athene Holding Ltd., 7.75%	23,667	618,892
Axis Capital Holdings Ltd., 5.50%	25,891	549,407
Enstar Group Ltd., 7.00%	19,016	477,492
F&G Annuities & Life, Inc., 7.95%	16,286	420,993
Globe Life, Inc., 4.25%	14,136	205,255
Hartford Financial Services Group, Inc., 6.00%(1)	16,900	420,979
MetLife, Inc., 3.85%	176,000	169,665
MetLife, Inc., 5.625%(1)	20,494	486,732
MetLife, Inc., 6.59%(1)	28,576	705,541
Mitsui Sumitomo Insurance Co. Ltd., 4.95%(2)	188,000	181,948
QBE Insurance Group Ltd., 5.875%(2)	184,000	181,986
Reinsurance Group of America, Inc., 5.75%	19,048	474,486
RenaissanceRe Holdings Ltd., 5.75%	14,033	318,128
Selective Insurance Group, Inc., 4.60%(1)	13,713	250,674
Sumitomo Life Insurance Co., 5.875%(2)	174,000	169,765
W R Berkley Corp., 5.10%	9,329	198,241
W R Berkley Corp., 5.70%	9,733	238,361
		9,878,330
Leisure Products — 0.4%
Brunswick Corp., 6.625%	10,783	269,575
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
AGNC Investment Corp., 6.125%	15,272	367,292
AGNC Investment Corp., 6.50%	14,746	368,355
MFA Financial, Inc., 6.50%	10,791	261,897
		997,544
Multi-Utilities — 3.6%
Brookfield Infrastructure Partners LP, 5.00%	28,580	489,861
Brookfield Infrastructure Partners LP, 5.125%	19,271	351,310
CMS Energy Corp., 5.875%	21,051	514,276
CMS Energy Corp., 5.875%(1)	14,844	364,866
Dominion Energy, Inc., 4.35%	769,000	730,522
Sempra, 5.75%	7,505	175,692
		2,626,527
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.625%	377,000	356,059
Retail REITs — 1.1%
Agree Realty Corp., 4.25%	13,414	230,855
Kimco Realty Corp., 5.25%	14,221	311,440
Realty Income Corp., 6.00%	11,091	260,638
		802,933
Specialized REITs — 3.4%
National Storage Affiliates Trust, 6.00%	12,358	293,626
Public Storage, 3.875%	16,203	283,553
Public Storage, 4.00%(1)	28,625	512,960
Public Storage, 4.00%(1)	29,207	532,152
Public Storage, 4.875%(1)	10,453	233,520
Public Storage, 5.15%(1)	13,340	312,956
Public Storage, 5.60%(1)	13,354	337,188
		2,505,955
Trading Companies and Distributors — 1.7%
Triton International Ltd., 6.875%	24,807	593,631
WESCO International, Inc., 10.625%	25,698	684,595
		1,278,226

Wireless Telecommunication Services — 0.8%
U.S. Cellular Corp., 6.25%(1)	24,723	569,865
TOTAL PREFERRED STOCKS (Cost $59,097,370)		58,456,127
CORPORATE BONDS — 11.5%
Capital Markets — 0.3%
ARES Finance Co. III LLC, VRN, 4.125%, 6/30/51(2)	196,000	182,649
Electric Utilities — 1.2%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	187,000	171,288
Duke Energy Corp., VRN, 3.25%, 1/15/82	193,000	173,144
NextEra Energy Capital Holdings, Inc., VRN, 4.80%, 12/1/77	187,000	172,341
NextEra Energy Capital Holdings, Inc., VRN, 3.80%, 3/15/82	199,000	181,763
Southern Co., Seires B, VRN, 4.00%, 1/15/51	188,000	181,535
		880,071
Financial Services — 0.2%
Corebridge Financial, Inc., VRN, 6.875%, 12/15/52	170,000	171,147
Insurance — 6.7%
ACE Capital Trust II, 9.70%, 4/1/30	145,000	172,547
Aegon Ltd., VRN, 5.50%, 4/11/48	177,000	171,494
Allstate Corp., VRN, 6.50%, 5/15/67	1,197,000	1,205,128
Enstar Finance LLC, VRN, 5.75%, 9/1/40	186,000	183,004
Enstar Finance LLC, VRN, 5.50%, 1/15/42	187,000	182,718
Meiji Yasuda Life Insurance Co., VRN, 5.20%, 10/20/45(2)	184,000	182,345
Meiji Yasuda Life Insurance Co., VRN, 5.10%, 4/26/48(2)	175,000	171,820
MetLife Capital Trust IV, 7.875%, 12/15/67(2)	160,000	171,351
MetLife, Inc., 6.40%, 12/15/66	169,000	170,565
MetLife, Inc., 9.25%, 4/8/68(2)	148,000	171,745
MetLife, Inc., 10.75%, 8/1/69	129,000	171,882
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, VRN, 5.875%, 5/23/42(2)	200,000	199,959
Nippon Life Insurance Co., VRN, 5.10%, 10/16/44(2)	537,000	535,396
Nippon Life Insurance Co., VRN, 4.70%, 1/20/46(2)	364,000	356,142
PartnerRe Finance B LLC, VRN, 4.50%, 10/1/50	189,000	171,764
Prudential Financial, Inc., VRN, 6.00%, 9/1/52	538,000	526,246
Sumitomo Life Insurance Co., VRN, 4.00%, 9/14/77(2)	194,000	182,737
		4,926,843
Multi-Utilities — 0.5%
CMS Energy Corp., VRN, 4.75%, 6/1/50	187,000	172,026
CMS Energy Corp., VRN, 3.75%, 12/1/50	207,000	171,303
		343,329
Oil, Gas and Consumable Fuels — 2.6%
Enbridge, Inc., VRN, 5.50%, 7/15/77	291,000	274,169
Enbridge, Inc., VRN, 6.25%, 3/1/78	373,000	356,323
Enbridge, Inc., VRN, 7.375%, 1/15/83	357,000	354,518
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	184,000	171,208
Transcanada Trust, VRN, 5.30%, 3/15/77	381,000	355,930
Transcanada Trust, VRN, 5.50%, 9/15/79	389,000	357,194
		1,869,342
TOTAL CORPORATE BONDS (Cost $8,271,256)		8,373,381
CONVERTIBLE PREFERRED STOCKS — 7.0%
Banks — 2.1%
Wells Fargo & Co., 7.50%(1)	1,311	1,534,646
Electric Utilities — 2.5%
NextEra Energy, Inc., 6.93%, 9/1/25	39,541	1,795,359

Financial Services — 1.6%
Apollo Global Management, Inc., 6.75%, 7/31/26	18,628	1,209,330
Machinery — 0.8%
Chart Industries, Inc., 6.75%, 12/15/25	9,895	604,486
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,106,736)		5,143,821
SHORT-TERM INVESTMENTS — 7.0%
Money Market Funds — 7.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $5,114,872)	5,114,872	5,114,872
TOTAL INVESTMENT SECURITIES — 105.4% (Cost $77,590,234)		77,088,201
OTHER ASSETS AND LIABILITIES — (5.4)%		(3,935,228)
TOTAL NET ASSETS — 100.0%		$73,152,973

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,985,982. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,687,843, which represented 3.7% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,114,872.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$50,094,243	$8,361,884	—
Corporate Bonds	—	8,373,381	—
Convertible Preferred Stocks	1,813,816	3,330,005	—
Short-Term Investments	5,114,872	—	—
	$57,022,931	$20,065,270	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.